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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6539

          Van Kampen Trust For Investment Grade Pennsylvania Municipals
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/05


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Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TRUST FOR INVESTMENT GRADE PENNSYLVANIA MUNICIPALS

PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)



         PAR
         AMOUNT
         (000)            DESCRIPTION                                                      COUPON     MATURITY              VALUE
                 MUNICIPAL BONDS 148.0%
                 PENNSYLVANIA 145.0%
         1,465   Allegheny Cnty, PA Higher Ed Duquesne Univ Ser A (FGIC Insd)              5.000 %    03/01/17          $ 1,606,592
         1,560   Allegheny Cnty, PA Higher Ed Duquesne Univ Ser A (FGIC Insd) (a)          5.000      03/01/18            1,706,999
         3,000   Allegheny Cnty, PA Port Auth Spl Rev Trans (FGIC Insd)                    5.000      03/01/29            3,118,590
           730   Allegheny Cnty, PA Residential Fin Auth Mtg Rev Single Family
                 (AMT) (GNMA Collateralized)                                               7.100      05/01/24              730,978
           510   Allegheny Cnty, PA Residential Fin Auth Mtg Rev Single Family
                 Ser II-1 (AMT) (GNMA Collateralized)                                      5.800      05/01/21              542,451
           930   Allegheny Cnty, PA Residential Fin Auth Mtg Rev Single Family
                 Ser II-2 (AMT) (GNMA Collateralized)                                      5.800      11/01/20              992,087
           900   Allegheny Cnty, PA Residential Mtg Single Family Ser KK-2
                 (AMT) (GNMA Collateralized)                                               5.750      05/01/33              935,838
         2,220   Allegheny Cnty, PA San Auth Swr Rev (MBIA Insd)                           5.750      12/01/17            2,538,037
         2,900   Allegheny Cnty, PA San Auth Swr Rev (MBIA Insd)                           5.500      12/01/24            3,253,597
         2,070   Allegheny Cnty, PA Ser C 54 (Prerefunded @ 11/01/12) (MBIA Insd)          5.375      11/01/18            2,359,676
         3,250   Allegheny Cnty, PA Ser C 54 (Prerefunded @ 11/01/12) (MBIA Insd)          5.375      11/01/19            3,704,805
         1,175   Ambridge, PA Area Sch Dist (MBIA Insd)                                    5.500      11/01/31            1,301,547
         1,000   Berks Cnty, PA Muni Auth Hosp Rev Reading Hosp & Med Ctr Proj
                 (Prerefunded @ 11/01/09) (FSA Insd)                                       6.000      11/01/29            1,156,690
         1,460   Bethlehem, PA Auth Wtr Gtd (FSA Insd)                                     5.000      11/15/19            1,602,642
         1,270   Bucks Cnty, PA Auth Wtr & Swr Rev Swr Sys (AMBAC Insd) (a)                5.375      06/01/16            1,424,203
           870   Carbon Cnty, PA Indl Dev Auth Panther Creek Proj Rfdg (LOC:
                 Paribas & Union Bk of CA Intl) (AMT)                                      6.650      05/01/10              945,003
         1,000   Central Dauphin, PA Sch Dist (FSA Insd)                                   5.000      12/01/19            1,092,270
         1,555   Chester Cnty, PA Indl Dev Auth Rev Collegium Charter Sch Proj
                 Ser A (ACA Insd)                                                          5.500      04/15/31            1,645,750
         1,480   Delaware Cnty, PA Regl Wtr Quality Ctl Auth Swr Rev
                 (MBIA Insd) (a)                                                           5.250      05/01/21            1,646,574
         2,500   Delaware Vly, PA Regl Fin Auth                                            5.750      07/01/17            2,915,425
         2,800   Erie, PA Sch Dist (Prerefunded @ 09/01/10) (AMBAC Insd)                   5.800      09/01/29            3,199,420
         4,440   Falls Twp, PA Hosp Auth Hosp Rev DE Vly Med Rfdg (FHA Gtd)                7.000      08/01/22            4,614,936
         1,000   Fayette Cnty, PA (Prerefunded @ 11/15/10) (AMBAC Insd)                    5.625      11/15/28            1,137,640
         1,500   Harrisburg, PA Auth Res Gtd Sub Ser D-2 (FSA Insd)                        5.000      12/01/33            1,643,595
         2,000   Harrisburg, PA Auth Wtr Rev Rfdg (FSA Insd)                               5.000      07/15/21            2,166,780
         3,000   Hempfield, PA Area Sch Dist (FGIC Insd)                                   5.375      02/15/17            3,344,250
         2,000   Lehigh Cnty, PA Gen Purp Auth Rev Good Shepherd Group Ser A               5.500      11/01/24            2,088,340

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

         1,500   Lehigh Northampton, PA Arpt Ser A (AMT) (MBIA Insd)                       6.000      05/15/25            1,669,965
         2,700   Lehigh Northampton, PA Arpt Ser A (AMT) (MBIA Insd)                       6.000      05/15/30            3,005,937
         2,050   Luzerne Cnty, PA Ser A (MBIA Insd)                                        5.250      11/15/19            2,283,434
         3,290   Luzerne Cnty, PA Ser A (MBIA Insd)                                        5.250      11/15/25            3,616,039
         2,650   Lycoming Cnty, PA Auth College Rev PA College of Technology
                 (AMBAC Insd)                                                              5.350      07/01/26            2,929,257
         2,500   Mifflin Cnty, PA Hosp Auth Rev (Radian Insd)                              6.200      07/01/30            2,823,125
         1,280   Monroeville, PA Muni Auth San Swr Ser B (MBIA Insd) (a)                   5.250      12/01/19            1,423,078
         2,000   Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp Rev Abington
                 Mem Hosp Ser A                                                            5.125      06/01/32            2,038,720
         1,000   Montgomery Cnty, PA Indl Dev Auth Rev Res Rec Montenay Proj
                 Ser A (MBIA Insd)                                                         5.250      11/01/14            1,134,780
         1,500   Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp Ser A                    5.625      07/01/32            1,565,925
         1,000   Northeastern PA Hosp & Ed Auth College Rev Gtd Luzerne Cnty
                 Cmnty College (Prerefunded @ 02/15/05) (AMBAC Insd)                       6.625      08/15/15            1,001,800
         2,000   Pennsylvania Econ Dev Fin Auth Res Recovery Rev Colver
                 Proj Ser D (AMT)                                                          7.050      12/01/10            2,046,180
         1,450   Pennsylvania Econ Dev Fin York Wtr Co Proj Ser A (AMT)
                 (XLCA Insd)                                                               5.000      04/01/16            1,553,951
         2,500   Pennsylvania Hsg Fin Agy Single Family Mtg Rev Ser 70A (AMT)
                 (Acquired 09/15/00, Cost $2,500,000) (b)                                  5.900      04/01/31            2,598,000
         2,150   Pennsylvania Hsg Fin Agy Single Family Mtg Ser 61A (AMT)                  5.500      04/01/29            2,205,234
         1,255   Pennsylvania Hsg Fin Agy Single Family Mtg Ser 67A (AMT)                  5.900      10/01/30            1,295,147
         1,000   Pennsylvania St Higher Ed Clarion Univ Fndtn Inc Ser A
                 (XLCA Insd)                                                               5.000      07/01/28            1,045,010
         1,000   Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ                        5.500      05/01/17            1,116,690
         1,500   Pennsylvania St Higher Ed Fac Auth Rev La Salle Univ                      5.500      05/01/34            1,564,695
         1,300   Pennsylvania St Higher Ed Fac Auth Rev Lycoming Clg Assn Indpt
                 (Radian Insd)                                                             5.250      11/01/19            1,419,080
         1,000   Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson Univ              5.375      01/01/25            1,084,010
         1,500   Pennsylvania St Higher Ed Fac Auth Rev Univ Sciences
                 Philadelphia Ser A (XLCA Insd) (c)                                        5.000      11/01/36            1,560,690
         1,000   Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys Ser A                6.250      01/15/18            1,142,340
         1,000   Pennsylvania St Higher Ed Geneva College Proj                             6.125      04/01/22            1,064,820
         3,000   Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys Ser A
                 (FSA Insd)                                                                5.000      08/01/29            3,104,250
         1,000   Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys Ser A                6.000      01/15/31            1,111,590
         1,165   Pennsylvania St Indl Dev Auth Econ Dev (AMBAC Insd)                       5.500      07/01/14            1,318,897
         2,000   Pennsylvania St Second Ser (MBIA Insd) (Prerefunded 10/01/09)             5.750      10/01/17            2,270,620
         3,015   Pennsylvania St Tpk Commn Ser T Rfdg (FGIC Insd)                          5.500      12/01/10            3,415,995
         1,500   Pennsylvania St Univ                                                      5.000      09/01/35            1,574,790
         1,500   Pennsylvania St Univ Rfdg                                                 5.250      03/01/17            1,669,755
         1,550   Perkiomen Vly Sch Dist PA Ser A (FSA Insd)                                5.250      03/01/28            1,679,704
         3,000   Philadelphia, PA (FSA Insd)                                               5.000      03/15/28            3,100,710
         6,160   Philadelphia, PA Auth for Indl Ser B (FSA Insd)                           5.500      10/01/17            6,945,646
         2,000   Philadelphia, PA Auth for Indl Ser B (FSA Insd)                           5.125      10/01/26            2,145,300
         1,000   Philadelphia, PA Auth Indl Dev Amern College Of Physicians                5.500      06/15/27            1,054,020

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

         1,700   Philadelphia, PA Gas Wks Rev Eighteenth Ser (AGC Insd)                    5.250      08/01/21            1,860,259
         1,750   Philadelphia, PA Gas Wks Rev Second Ser (FSA Insd)                        5.250      07/01/29            1,878,118
         1,500   Philadelphia, PA Gas Wks Rev Third Ser S (FSA Insd)                       5.125      08/01/31            1,564,260
         1,645   Philadelphia, PA Pkg Auth Rev Ser A (AMBAC Insd)                          5.250      02/15/29            1,748,717
           500   Pittsburgh & Allegheny Cnty, PA Pub Aud Hotel Room (AMBAC Insd)           5.125      02/01/35              525,345
         2,500   Pittsburgh & Allegheny Cnty, PA Pub Aud Regl Asset Dist Sales
                 Tax (AMBAC Insd)                                                          5.000      02/01/24            2,673,900
         4,990   Pittsburgh & Allegheny Cnty, PA Pub Aud Regl Asset Dist Sales
                 Tax (AMBAC Insd)                                                          5.000      02/01/29            5,201,676
         1,000   Pittsburgh, PA Pub Pkg Auth Rev Ser B (FGIC Insd) (c)                     5.000      12/01/23            1,077,580
         5,000   Pittsburgh, PA Ser A (AMBAC Insd)                                         5.500      09/01/17            5,520,100
           500   Pittsburgh, PA Urban Redev Auth Mtg Rev Ser C Rfdg (AMT)                  6.500      10/01/23              518,460
         3,700   Pittsburgh, PA Wtr & Swr Rfdg (FGIC Insd)                                 6.500      09/01/13            4,430,787
         1,960   Quaker Valley, PA Sch Dist (FSA Insd) (a)                                 5.375      04/01/22            2,194,553
         2,000   Rostraver Twp, PA (AMBAC Insd)                                            5.500      07/01/24            2,219,700
         1,050   Scranton, PA Ser B (AMBAC Insd) (a)                                       5.000      09/01/17            1,144,805
         2,000   Southcentral, PA Gen Auth Rev Wellspan Hlth Oblig (MBIA Insd)             5.375      05/15/28            2,134,820
         2,120   State Pub Sch Bldg Auth PA Conneaut Sch Dist Proj (FGIC
                 Insd) (a)                                                                 5.250      11/01/20            2,357,058
         2,360   State Pub Sch Bldg Auth PA Sch Rev Jefferson Cnty Dubois Tech
                 Sch (FGIC Insd) (a)                                                       5.375      02/01/23            2,645,088
         1,140   Susquehanna Area Regl Aprt Auth PA Arpt Sys Rev Ser A (AMT)
                 (AMBAC Insd)                                                              5.375      01/01/21            1,231,211
         5,205   Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Ser A (AMT)
                 (AMBAC Insd)                                                              5.375      01/01/23            5,592,408
         1,500   Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Ser D                     5.375      01/01/18            1,552,185
         1,950   Swarthmore Boro Auth PA College                                           5.250      09/15/18            2,169,882
         1,000   Trinity Area Sch Dist PA (FGIC Insd)                                      5.250      11/01/20            1,111,820
         2,300   Union Cnty, PA Hosp Auth Hosp Rev Evangelical Cmnty Hosp
                 (Radian Insd)                                                             5.250      08/01/24            2,447,706
         2,000   Washington Cnty, PA Ser A (AMBAC Insd)                                    5.125      09/01/27            2,121,540
         2,000   West Shore, PA Area Hosp Auth Holy Spirit Hosp Proj                       6.250      01/01/32            2,151,220
                                                                                                                     --------------
                                                                                                                        184,067,097
                                                                                                                     --------------

                 U. S. VIRGIN ISLANDS 3.0%
         1,500   University Virgin Islands Impt Ser A                                      5.375      06/01/34            1,577,565
         2,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser
                 A (ACA Insd)                                                              6.125      10/01/29            2,276,320
                                                                                                                     --------------
                                                                                                                          3,853,885
                                                                                                                     --------------

TOTAL LONG-TERM INVESTMENTS    148.0%
   (Cost $174,089,637)                                                                                                  187,920,982

Short-Term Investments    7.3%
           800   Delaware Cnty, PA Indl Dev Auth Dates United Parcel Svc Proj              1.750      12/01/15              800,000
         8,200   Delaware Cnty, PA Indl Dev Auth Pollutn Ctl Rev Exelon Rmkt               1.970      04/01/21            8,200,000
           200   Lehigh Cnty, PA Gen Purp Auth Rev Var Hosp Lehigh Vly Hlth Ser
                 B (MBIA Insd)                                                             1.390      07/01/29              200,000

                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $9,200,000)                                                                                                      9,200,000
                                                                                                                     --------------




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


TOTAL INVESTMENTS    155.3%
   (Cost $183,289,637)                                                                                           197,120,982


LIABILITIES IN EXCESS OF OTHER ASSETS    (0.1%)                                                                     (125,643)


PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (55.2%)                                                      (70,080,556)
                                                                                                              --------------

NET ASSETS APPLICABLE TO COMMON SHARES   100.0%                                                                 $126,914,783
                                                                                                              ==============






             Percentages are calculated as a percentage of net assets applicable to common shares.

(a)          The Trust owns 100% of the bond issuance.

(b) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.3% of net assets applicable to common shares.
(c)          Securities purchased on a when-issued or delayed delivery basis.

ACA        - American Capital Access

AGC        - AGC Insured Custody Certificates

AMBAC      - AMBAC Indemnity Corp.

AMT        - Alternative Minimum Tax

FGIC       - Financial Guaranty Insurance Co
..
FHA        - Federal Housing Administration

FSA        - Financial Security Assurance Inc.

GNMA       - Government National Mortgage Association

LOC        - Letter of Credit

MBIA       - Municipal Bond Investors Assurance Corp.

Radian     - Radian Asset Assurance

XLCA       - XL Capital Assurance Inc.

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Trust For Investment Grade Pennsylvania Municipals

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2005